Property, plant, and equipment, net	12 Months Ended
Sep. 30, 2024
Property, plant, and equipment, net
Property, plant, and equipment, net

Note 8 – Property and equipment, net

Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	September 30,	September 30,
	2024	2023

Machinery and equipment	$2,356,528	$9,498,312
Property and buildings	740,140	7,621,567
Vehicles	25,347	215,198
Office equipment	-	86,291
Subtotal	3,122,015	17,421,368
Construction in progress	-	5,162,523
Less: accumulated depreciation	(1,109,060)	(8,749,498)
Property, and equipment, net	$2,012,955	$13,834,393

Depreciation expenses were $1,389,926, $1,564,673, and $1,365,830 for the fiscal years ended September 30, 2024, 2023, and 2022, respectively.